UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 12.6%
AGL Energy Ltd.	139,094	$2,801,782
Alumina Ltd.	1,173,233	1,605,231
Australia & New Zealand Banking Group Ltd.	204,906	4,975,254
BHP Billiton Ltd.	15,851	288,269
Commonwealth Bank of Australia	18,272	1,198,187
Fairfax Media Ltd.	3,435,379	2,689,620
GrainCorp Ltd., Class A	316,214	2,196,871
Incitec Pivot Ltd.	1,273,441	3,655,981
Medibank Pvt Ltd.	726,872	1,565,603
Newcrest Mining Ltd.	131,630	2,243,694
Orora Ltd.	480,914	1,087,319
QBE Insurance Group Ltd.	229,945	2,263,768
Westpac Banking Corp.	80,297	2,146,524

		28,718,103
China — 13.2%
3SBio, Inc. (a)(b)	1,424,494	1,760,084
Alibaba Group Holding Ltd. - ADR (a)	19,611	2,114,654
Aluminum Corp. of China Ltd., Class H (a)	4,102,000	2,007,494
Bank of China Ltd., Class H	9,673,000	4,810,200
China Coal Energy Co. Ltd., Class H (a)	1,627,000	821,121
China Life Insurance Co. Ltd., Class H	901,000	2,756,634
China Longyuan Power Group Corp. Ltd., Class H	1,521,000	1,183,095
China Oilfield Services Ltd., Class H	2,074,000	1,992,067
China Petroleum & Chemical Corp., Class H	3,446,000	2,804,926
Chongqing Rural Commercial Bank, Co. Ltd., Class H	1,837,000	1,241,054
Kweichow Moutai Co. Ltd., Class A	21,791	1,222,066
Li Ning Co. Ltd. (a)	1,186,582	696,916
Semiconductor Manufacturing International Corp. (a)(c)	1,626,400	2,016,084
Tencent Holdings Ltd.	160,400	4,621,044

		30,047,439
Hong Kong — 1.5%
AIA Group Ltd.	96,400	608,472
HSBC Holdings PLC	334,400	2,731,475

		3,339,947
India — 5.0%
Axis Bank Ltd.	178,556	1,349,847
Hero MotoCorp Ltd.	26,837	1,331,738
JSW Energy Ltd.	665,783	642,977
NTPC Ltd.	1,246,746	3,187,669
Suzlon Energy Ltd. (a)	1,303,639	383,517

Common Stocks	Shares	Value
India (continued)
Tata Motors Ltd.	486,233	$3,487,355
Yes Bank Ltd.	44,518	1,061,003

		11,444,106
Indonesia — 3.2%
Bank Negara Indonesia Persero Tbk PT	8,256,600	4,014,159
Cikarang Listrindo Tbk PT (b)	13,685,352	1,335,106
Jasa Marga Persero Tbk PT	2,437,247	844,999
Perusahaan Gas Negara Persero Tbk PT	5,525,900	1,049,100

		7,243,364
Japan — 40.4%
Ajinomoto Co., Inc.	133,000	2,631,635
Astellas Pharma, Inc.	166,700	2,198,593
Bandai Namco Holdings, Inc.	70,000	2,098,296
Calbee, Inc.	56,500	1,929,823
Concordia Financial Group Ltd.	483,200	2,240,164
Denki Kagaku Kogyo KK	750,000	3,900,904
Glory Ltd.	23,300	766,084
Hoya Corp.	46,200	2,231,957
Hulic Co. Ltd.	166,100	1,567,847
IDOM, Inc.	276,000	1,759,776
JSR Corp.	193,600	3,275,717
JX Holdings, Inc.	869,500	4,281,023
KDDI Corp.	52,500	1,380,791
Kose Corp.	16,600	1,508,622
Kyushu Railway Co.	72,400	2,227,291
Mitsubishi Heavy Industries Ltd.	563,000	2,265,373
Mitsubishi UFJ Financial Group, Inc.	1,426,300	8,984,501
Mitsubishi UFJ Financial Group, Inc., ADR	143,862	912,085
Murata Manufacturing Co. Ltd.	21,800	3,105,748
Nippon Paint Holdings Co. Ltd.	71,000	2,479,797
Nippon Shokubai Co. Ltd.	45,600	3,111,701
Nippon Steel & Sumitomo Metal Corp.	110,000	2,541,370
Omron Corp.	69,900	3,071,322
ORIX Corp.	288,300	4,279,103
Pigeon Corp.	55,400	1,777,611
Rengo Co., Ltd.	237,400	1,375,120
Rohm Co. Ltd.	35,200	2,343,438
Ryohin Keikaku Co. Ltd.	10,500	2,308,167
SCSK Corp.	65,500	2,601,271
Seven & i Holdings Co. Ltd.	60,000	2,357,017
Shionogi & Co. Ltd.	23,500	1,216,538
Skylark Co. Ltd.	78,400	1,149,405
Softbank Group Corp.	58,800	4,169,809
Taiheiyo Cement Corp.	932,000	3,127,499
Taisei Corp.	158,000	1,155,474
THK Co. Ltd.	113,200	2,855,642

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Common Stocks	Shares	Value
Japan (continued)
Toyota Motor Corp.	20,100	$1,090,984

		92,277,498
Philippines — 1.1%
Metropolitan Bank & Trust Co.	863,030	1,375,308
Puregold Price Club, Inc.	1,320,100	1,149,743

		2,525,051
Singapore — 0.3%
DBS Group Holdings Ltd.	51,300	710,602
South Korea — 10.5%
Doosan Bobcat, Inc.	147,397	4,838,034
Kumho Petrochemical Co., Ltd.	19,579	1,379,651
NAVER Corp.	3,229	2,469,096
POSCO	16,429	4,267,037
Samsung Electronics Co. Ltd.	4,070	7,490,487
Shinhan Financial Group Co. Ltd.	83,266	3,469,449

		23,913,754
Taiwan — 6.9%
Cathay Financial Holding Co. Ltd.	1,760,000	2,824,963
CTBC Financial Holding Co. Ltd.	2,367,000	1,462,439
CTCI Corp.	714,000	1,247,161
Delta Electronics, Inc.	664,000	3,556,282
Largan Precision Co. Ltd.	21,000	3,307,497
Taiwan Semiconductor Manufacturing Co. Ltd.	540,000	3,386,142

		15,784,484
Thailand — 1.9%
Advanced Info Service PCL — NVDR	383,000	1,983,957
Kasikornbank PCL — NVDR	430,100	2,366,811

		4,350,768
Total Common Stocks - 96.6%		220,355,116

Participation Notes
China — 0.7%
Deutsche Bank AG (Shenzhen Airport Co., Ltd.), due 3/06/23 (a)	1,244,213	1,592,322
Singapore — 1.0%
Citigroup Global Markets (DBS Group Holdings Ltd.), due 2/08/18 (a)	173,300	2,403,417
Total Participation Notes — 1.7%		3,995,739

Preferred Stocks		Shares	Value
China — 1.0%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $1,202,337), 0.00% (d)		43,839	$1,675,965
Xiaoju Kuaizhi, Inc., Series A-18 (Acquired 5/23/16, cost $592,482), 0.00% (d)		15,499	592,527
Total Preferred Stocks - 1.0%			2,268,492
Total Long-Term Investments (Cost — $190,118,913) — 99.3%			226,619,347

Short-Term Securities
Time Deposits — 0.0%		Par (000)
Japan — 0.0%
Brown Brothers Harriman & Co., (0.27)%, 4/03/17	JPY	1,330	11,948
		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (e)(f)		2,436,958	2,436,958
SL Liquidity Series, LLC, Money Market Series, 1.11% (e)(f)(g)		715,144	715,215

			3,152,173
Total Short-Term Securities (Cost — $3,164,096) — 1.4%			3,164,121
Total Investments (Cost — $193,283,009*) — 100.7%			229,783,468
Liabilities in Excess of Other Assets — (0.7)%			(1,644,429)

Net Assets — 100.0%			$228,139,039

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$196,598,559

Gross unrealized appreciation	$39,359,725
Gross unrealized depreciation	(6,174,816)

Net unrealized appreciation	$33,184,909

2	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,268,492 and an original cost of $1,794,819, which was 1.0% of its net assets.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized [Appreciation (Depreciation)]
BlackRock Liquidity Funds,T-Fund, Institutional Class	4,160,370	(1,723,412)	2,436,958	$2,436,958	$5,652		—	—
SL Liquidity Series, LLC, Money Market Series	261,148	453,996	715,144	715,215	4,360	[1]	$41	$26
Total				$3,152,173	$10,012		$41	$26

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
AUD	Australian Dollar
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investment is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$28,718,103	—	$28,718,103
China	$2,114,654	27,932,785	—	30,047,439
Hong Kong	—	3,339,947	—	3,339,947
India	—	11,444,106	—	11,444,106
Indonesia	1,335,106	5,908,258	—	7,243,364
Japan	912,085	91,365,413	—	92,277,498
Philippines	1,149,743	1,375,308	—	2,525,051
Singapore	—	710,602	—	710,602
South Korea	—	23,913,754	—	23,913,754
Taiwan	1,247,161	14,537,323	—	15,784,484
Thailand	—	4,350,768	—	4,350,768
Participation Notes	—	3,995,739	—	3,995,739
Preferred Stocks	—	—	$2,268,492	2,268,492
Time Deposits	—	11,948	—	11,948
Short-Term Investment Fund	2,436,958	—	—	2,436,958

Subtotal	$9,195,707	$217,604,054	$2,268,492	$229,068,253

Investments Valued at NAV[1]				715,215

Total				$229,783,468

[1]	As of March 31, 2017, certain of the Fund’s investments were valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

4	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2016	$2,268,492	$2,268,492
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Closing Balance as of March 31, 2017	$2,268,492	$2,268,492

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end:

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$2,268,492	Market	Revenue Growth Rate[1] Revenue Multiple[1]	348.00 4.50x	%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 23, 2017